RELATED PARTIES:	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
RELATED PARTIES:
RELATED PARTIES:

NOTE 6 — RELATED PARTIES:

a.	Transactions with related parties

	For the year ended
	December 31
	June 30, 2022	June 30, 2021
Revenues from Jet Talk	—	1,336
Revenues from iDirect	212	1,642

b.	Outstanding balances with related parties

	For the year ended
	December 31
	June 30, 2022	June 30, 2021
Assets
Jet Talk- Accounts receivable	93	174
Total Assets	93	174
Liabilities
Raysat Israel Ltd.	100	278
Ilan Gat Engineers Ltd	64	551
Other	10	—
Liability to shareholder	—	236
Total Liabilities	174	1,065

c.

On February 14, 2022 the Company’s board approved the amendment of the service agreement with Mr. Yoav Leibovitch, the Company’s Chairman and CFO, which amendment shall provide that Mr. Leibovitch shall be entitled to: (1) an increase in his monthly compensation for services provided under the service agreement such that the monthly compensation shall be $85,000 per month, effective as of January 1, 2022; (2) an increase in his yearly bonus such that the yearly bonus shall be 1% of the incremental year over year growth of the shareholders equity in the consolidated financial statements of the Company; and (3) an increase in his annual bonus such that the annual bonus shall be 1% of the incremental year over year of the growth in revenues in the consolidated financial statements of the Company.

d.	See also Note 8.A.

NOTE 15 — RELATED PARTIES:

The Company’s policy is to enter into transactions with related parties on terms that are on the whole no less favorable to it than those that would be available from unaffiliated parties at arm’s length. Based on its experience in the business sectors in which it operates and the terms of the transactions with unaffiliated third parties, The Company believes that all of the transactions described below met this policy standard at the time they occurred.

On May 4, 2017, the Company’s Board of Directors approved the execution of a management and consulting services agreements with Ilan Gat Engineers Ltd. (hereinafter: “Ilan Gat”), an entity controlled by Mr. Yoel Gat, the Former CEO and a significant shareholder in the Company. According to this agreements, as of 2018, the management fees will be paid to Ilan Gat, which consists of a monthly management fees of USD 50 and reimbursement of other monthly expenses for the services of Yoel Gat and Simona Gat, the President and COO of the Company. In November 2019 the Company’s board of directors approved a retroactive update of the monthly management fee starting in January 2019 to the amount of USD 100 and reimbursement of other monthly expenses. In January 2021 the Company’s board of directors approved an update of the monthly management fee starting in January 2021 to the amount of USD 110 and reimbursement of other monthly expenses. On December 24th, 2020 and on January 4th, 2021 the board and the shareholders, respectively approved the grant of 1.3 million options to Yoel Gat and 1.3 million options to Ms. Simona Gat to purchase ordinary shares of the Company according to the 2020 Share Award Plan.

NOTE 15 — RELATED PARTIES: (continued)

On May 4, 2017, the board of directors of the Company approved the execution of a management and consulting services agreement, Raysat Israel Ltd., an entity controlled by Mr. Yoav Leibovitch, Chairman, Interim CEO and CFO, pursuant to which Mr. Leibovitch’s management fees consisting of: (i) management fees of USD 25 on a monthly basis, and reimbursements of other monthly expenses In November 2019 the company board approved the monthly management fee update retroactively from January 2019 to the amount of USD 50 and reimbursement of other monthly expenses. In January 2021 the Company’s board of directors approved an update of the monthly management fee starting in January 2021 to the amount of USD 55 and reimbursement of other monthly expenses. On December 24th, 2020 the board approved the grant of 1.3 million options to Mr. Yoav Leibovitch to purchase ordinary shares of the Company according to the 2020 Share Award Plan.

On February 6, 2018 and on February 14, 2020 the Company signed on three development agreements with Jet Talk to provide an electronically steerable Panel Antenna Array (“PAA”) and supporting modem for a total consideration of USD 32,000 to be provided during 2018 through 2023. (See also Note 8).

On May 2018 the Company signed a subscription agreement with one of its shareholders for investment of USD 5,000 of which, initial payment of USD 750 was transferred on May 2018. The investment hasn’t been completed and on December 2020 the Company issued 123 Ordinary shares in consideration of the initial payment.

Transactions with related parties

	For the year ended
	December 31
	2021	2020
Revenues from Jet Talk	3,116	7,279
Revenues from iDirect	2,074	—

For the year ended December 31, 2021:

		Scope of	Holding	Salary and	Expected	Share-
Name	Position	Position	Rate	related expenses	Bonus	Based Payments
Ilan Gat (Yoel Gat)	Former CEO	Full Time	22.5%	660	76	39
Ilan Gat (Simona Gat)	President and COO	Full Time	0%	660	76	39
Raysat (Yoav Leibovitch)	CFO	Full Time	12.2%	660	76	39

For the year ended December 31, 2020:

		Scope of	Holding	Salary and	Expected	Share-
Name	Position	Position	Rate	related expenses	Bonus	Based Payments
Ilan Gat (Yoel Gat)	Former CEO	Full Time	22.5%	600	—	—
Ilan Gat (Simona Gat)	President and COO	Full Time	0%	600	—	0.7
Raysat (Yoav Leibovitch)	CFO	Full Time	12.2%	600	—	0.7

NOTE 15 — RELATED PARTIES: (continued)

Outstanding balances with related parties

	For the year ended
	December 31
	2021	2020
Assets
Jet Talk	—	446
Total Assets	—	446
Labilities
Raysat Israel Ltd.	605	60
Ilan Gat Engineers Ltd	1,210	117
Liability to shareholder	334	150
Total Liabilities	2,149	327